Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2025
Receivables [Abstract]
Schedule of Accounts Receivable and Allowance for Doubtful Accounts

Accounts receivable and allowance for credit losses consist of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
	(in thousands)
Accounts receivable (Note)	1,555,668	1,744,307	249,433
Allowance for credit losses	(196,819)	(222,960)	(31,883)
	1,358,849	1,521,347	217,550

Schedule of Analysis of Allowance for Doubtful Accounts

The movements in the allowance for credit losses were as follows:

		Year ended December 31,
	2023	2024	2025
	RMB	RMB	RMB	US$
	(in thousands)
Beginning balance	185,755	161,022	196,819	28,146
Additions charged to current expected credit loss	20,557	40,059	36,282	5,188
Reversal	(42,660)	(4,262)	(3,615)	(518)
Write off	(2,630)	—	(6,526)	(933)
Ending balance	161,022	196,819	222,960	31,883